Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Lease Agreements
		As of December 31, 2015
	Rental expenses	Bandwidth lease expenses	License/Royalty Fee
	RMB'000	RMB'000	RMB'000

2016	10,441	352	13,281
2017	10,048	—	—
2018	6,797	—	—
Total	27,286	352	13,281